COMMITMENTS AND CONTIGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases its operating facilities under non-cancelable operating lease agreements, which expire on various dates, the latest of which is in February 2018. In addition, the Company leases computers and peripheral equipment as well as motor vehicles under non-cancelable operating leases. Future minimum commitments under these leases as of December 31, 2012, are as follows:

Year ended December 31,	Operating leases

2013	$931
2014	841
2015	638
2016	572
2017	572
2018	95

$3,649

b.
Rent expenses under operating leases for the years ended December 31, 2012, 2011 and 2010 were (net of sublease income in the amount of $ 30, $ 125 and $ 75, respectively) $ 812, $ 636 and $ 445, respectively.

c.	The Company has two outstanding bank guarantees in the aggregate amount of $ 512 to its Israeli office lessors to secure its obligations under the office lease agreements.